Expense Example, No Redemption (Vanguard Wellesley Income Fund, USD $)	12 Months Ended
Sep. 30, 2013
Vanguard Wellesley Income Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard Wellesley Income Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230